Deposits (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CHF	Dec. 31, 2013 CHF	Dec. 31, 2014 Foreign CHF	Dec. 31, 2013 Foreign CHF	Dec. 31, 2014 Switzerland CHF	Dec. 31, 2013 Switzerland CHF	Dec. 31, 2014 Bank USD ($)	Dec. 31, 2014 Bank CHF	Dec. 31, 2013 Bank CHF	Dec. 31, 2014 Bank Foreign CHF	Dec. 31, 2013 Bank Foreign CHF	Dec. 31, 2014 Bank Switzerland CHF	Dec. 31, 2013 Bank Switzerland CHF
Deposits
Non-interest-bearing demand deposits		10,524,000,000	9,073,000,000	4,581,000,000	4,335,000,000	5,943,000,000	4,738,000,000		10,523,000,000	9,071,000,000	4,582,000,000	4,336,000,000	5,941,000,000	4,735,000,000
Interest-bearing demand deposits		167,408,000,000	167,372,000,000	31,984,000,000	26,294,000,000	135,424,000,000	141,078,000,000		164,155,000,000	164,270,000,000	32,297,000,000	26,996,000,000	131,858,000,000	137,274,000,000
Savings deposits		77,527,000,000	63,609,000,000	29,000,000	26,000,000	77,498,000,000	63,583,000,000		69,233,000,000	55,663,000,000	29,000,000	26,000,000	69,204,000,000	55,637,000,000
Time deposits		139,608,000,000	116,143,000,000	121,958,000,000	100,785,000,000	17,650,000,000	15,358,000,000		140,164,000,000	115,821,000,000	121,977,000,000	101,166,000,000	18,187,000,000	14,655,000,000
Total deposits		395,067,000,000	356,197,000,000	158,552,000,000	131,440,000,000	236,515,000,000	224,757,000,000		384,075,000,000	344,825,000,000	158,885,000,000	132,524,000,000	225,190,000,000	212,301,000,000
of which due to banks		26,009,000,000	23,108,000,000						26,506,000,000	23,147,000,000
of which customer deposits		369,058,000,000	333,089,000,000						357,569,000,000	321,678,000,000
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000		139,493,000,000	116,106,000,000						140,057,000,000	115,792,000,000
Threshold for considering concentration of time deposits (in dollars)	100,000							100,000
Overdrawn deposits not included in total deposits, reclassified as loans		11,000,000	18,000,000						10,000,000	18,000,000